Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

Note 11. Leases

Finance leases

The Company’s financing lease does not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its finance leases is 3.38 years, with a weighted-average discount rate of 8.00%.

The Company incurred amortization expense for its financing leases of $29,458 and $0 during the three months ended September 30, 2023 and 2022, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2023 and 2022, the Company made cash lease payments of $29,458 and $0, respectively. As of September 30, 2023 and December 31, 2022, the financing lease right-of-use asset was $141,615 and $64,416, respectively, and is included in property and equipment, net on the condensed consolidated balance sheets, the current portion of financing lease liability was $38,317 and $14,327, respectively, and the financing lease liability, net of current portion was $103,988 and $48,946, respectively.

Operating leases

The Company’s operating leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.17 years, with a weighted-average discount rate of 8.00%.

The Company incurred lease expense for its operating leases of $55,153 and $23,087 during the three months ended September 30, 2023 and 2022, respectively, which was included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2023 and 2022, the Company made cash lease payments of $55,153 and $23,087, respectively. At September 30, 2023 and December 31, 2022, the operating lease right-of-use asset was $9,744 and $62,113, respectively, the current portion of operating lease liability was $9,744 and $62,113, respectively, and the operating lease liability, net of current portion was $0 and $0, respectively.

The following table presents information about the future maturity of the lease liabilities under the Company’s operating and financing leases as of September 30, 2023.

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023 (remainder of year)	$9,842	$12,079	$21,921
2024	—	48,316	48,316
2025	—	48,316	48,316
2026	—	46,757	46,757
2027	—	7,400	7,400
Total future minimum lease payments	9,842	162,869	172,711
Less: Imputed interest	(98)	(20,564)	(20,662)
Present value of lease liabilities	$9,744	$142,305	$152,049
Remaining lease term (in years)	0.17	3.38

Note 11. Leases

Financing leases

The Company’s financing lease does not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 3.92 years, with a weighted-average discount rate of the 8.00%.

The Company incurred amortization expense for its financing lease of $1,299 and $0 during the years ended December 31, 2022 and 2021, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2022 and 2021, the Company made cash lease payments of $1,522 and $0, respectively. At December 31, 2022 and 2021, the financing lease right-of-use asset was $64,416 and $0, respectively, and is included in property and equipment, net on the consolidated balance sheets, the current portion of financing lease liability was $14,327 and $0, respectively, and the operating lease liability, net of current portion was $48,946 and $0, respectively.

Operating leases

The Company’s operating leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 0.81 years, with a weighted-average discount rate of the 8.00%.

The Company incurred lease expense for its operating leases of $47,612 and $31,266 during the years ended December 31, 2022 and 2021, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2022 and 2021, the Company made cash lease payments of $47,612 and $31,266, respectively. At December 31, 2022 and 2021, the operating lease right-of-use asset was $62,113 and $49,432, respectively, the current portion of operating lease liability was $62,113 and $39,148, respectively, and the operating lease liability, net of current portion was $0 and $10,283, respectively.

The following table presents information about the future maturity of the lease liabilities under the Company’s operating and financing leases as of December 31, 2022.

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023	$64,364	$18,871	$83,235
2024	—	18,871	18,871
2025	—	18,871	18,871
2026	—	17,299	17,299
Total future minimum lease payments	64,364	73,912	138,276
Less: Imputed interest	(2,251)	(10,639)	(12,890)
Present value of lease liabilities	$62,113	$63,273	$125,386
Remaining lease term (in years)	0.81	3.92